Investments in Affiliates	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATES [Abstract]
INVESTMENTS IN AFFILIATES
NOTE 8: INVESTMENTS IN AFFILIATES
Navios Partners
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.
On January 1, 2012, all of Navios Partners' outstanding subordinated units owned by Navios  Holdings converted into 7,621,843 common units of Navios Partners (excluding the Series A Subordinated Units, which are a separate class of subordinated units) (“the Conversion”). The Company concluded that the Conversion resulted in a change in the form of its investment in Navios Partners that was a reconsideration event pursuant to ASC 323-10-15-16a. In connection with that reconsideration, the Company concluded that the common units of Navios Partners, which prior to January 1, 2012 did not meet the definition of common stock or “in-substance common stock,” met the definition of “in-substance common stock” starting January 1, 2012. Although the common units continued to enjoy certain preferences by comparison to the Series A Subordinated Units, the Series A Subordinated Units constituted such a small portion of the capital structure of Navios Partners and, as such, the liquidation preference was not considered to be substantive under ASC 323-10-15-13a. In addition, at the time of the reconsideration, it was known that the Series A Subordinated Units would themselves automatically convert to common units of Navios Partners on June 29, 2012. Accordingly, the Company concluded that the risk and reward profile of the common units and Series A Subordinated Units were substantially the same in accordance with ASC 323-10-15-13b. As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates.”
On June 29, 2012, the outstanding subordinated Series A units converted into 1,000,000 shares of common units which have the same distribution rights as all other common unit holders.
In May 2012, Navios Partners completed its public offering of 4,600,000 common units. Navios Holdings paid $1,472 in order to retain its 2.0% general partner interest. Following this offering Navios Holdings' interest in Navios Partners decreased. The Company deemed that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a gain of $9,497 was recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2012.
In February and September 2013, Navios Partners completed two public offerings in an aggregate amount of 10,925,000 common units. Navios Holdings paid $3,168 in order to retain its 2.0% general partner interest. Following these offerings Navios Holdings' interest in Navios Partners decreased. The Company determined that the issuance of shares qualified as sales of shares by the equity method investee. As a result, gains of $15,991 were recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2013.
       In February 2014, Navios Partners completed a public offering of 6,325,000 common units. Navios Holdings paid $2,233 in order to retain its 2.0% general partner interest. The Company determined, under the equity method, that the issuance of shares qualified as sales of shares by the investee. As a result, a gain of $11,230 was recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2014.
As of December 31, 2014, Navios Holdings holds a total of 14,223,763 common units and 1,578,763 general partners units, representing a 20.0% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.
As of December 31, 2014 and 2013, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $35,745 and $42,412, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.
Total equity method income and amortization of deferred gain of $36,959, $39,738 and $48,946 were recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2014, 2013 and 2012, respectively.
As of December 31, 2014 and 2013, the carrying amount of the investment in Navios Partners was $114,387 and $110,516, respectively.
Dividends received during the year ended December 31, 2014, 2013 and 2012 were $30,043, $29,461 and $27,916, respectively.
As of December 31, 2014, the market value of the investment in Navios Partners was $155,181.
Acropolis
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2014 and 2013, the carrying amount of the investment was $525 and $350, respectively. Dividends received for each of the years ended December 31, 2014, 2013 and 2012 were $271, $433 and $140, respectively.
Navios Acquisition
In February, May and September 2013, Navios Acquisition completed multiple offerings, including registered direct offerings and private placements to Navios Holdings and certain members of the management of Navios Acquisition, Navios Partners and Navios Holdings. A total of 94,097,529 shares were issued. As part of these offerings, Navios Holdings purchased in private placements an aggregate of 46,969,669 shares of Navios Acquisition common stock for $160,001. The Company determined that the issuance of shares qualified as sales of shares by the equity method investee. As a result, losses of $6,171 were recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2013.
In February 2014, Navios Acquisition completed a public offering of 14,950,000 shares of its common stock. In October 2014, 699,994 Navios Acquisition's restricted stock awards vested. Following those events and as of December 31, 2014, Navios Holdings had a 43.1% voting and a 46.2% economic interest in Navios Acquisition. The Company determined, under the equity method, that the issuance of shares and the vesting of restricted stock awards qualified as a sale of shares by the investee. As a result, an income of $4,675 was recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2014.

As of December 31, 2014 and 2013, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $1,293 and $12,052, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.
Total equity method income of $19,513 and losses of $20,759 and $1,070 were recognized in “Equity in net earnings of affiliated companies” for the years ended December 31, 2014, 2013 and 2012, respectively.
As of December 31, 2014 and 2013, the carrying amount of the investment in Navios Acquisition was $224,582 and $219,664, respectively.
Dividends received for each of the years ended December 31, 2014, 2013 and 2012 were $14,595, $10,126 and $5,202, respectively.
As of December 31, 2014, the market value of the investment in Navios Acquisition was $261,258.
Navios Europe
On December 18, 2013, Navios Europe acquired ten vessels for aggregate consideration consisting of (i) cash consideration of $127,753 (which was funded with the proceeds of $117,753 from two senior loan facilities (the “Senior Loans”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe) (collectively, the “Navios Term Loans”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan”) with a face amount of $173,367 and fair value of $71,929 as of December 31, 2013. In addition to the Navios Term Loans, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”).
On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans) according to a defined waterfall calculation.
The Navios Term Loans will be repaid from the future sale of vessels owned by Navios Europe and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe under ASC 810 and concluded that Navios Europe is a VIE and that they are not the party most closely associated with Navios Europe and, accordingly, is not the primary beneficiary of Navios Europe.
Navios Holdings further evaluated its investment in the common stock of Navios Europe under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe and, therefore, its investment in Navios Europe is accounted for under the equity method.
As of  December 31, 2014, the estimated maximum potential loss by Navios Holdings in Navios Europe would have been $13,415 which represents the Company's carrying value of its investment of $5,602, including accrued interest, plus the Company's balance of the Navios Revolving Loans of $7,813, including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans.
Income of $831 was recognized in “Equity in net earnings of affiliated companies” for the year ended December 31, 2014 whilst for the year ended December 31, 2013, Navios Europe had minimal operations and therefore, the Company did not record any equity method investee income/(loss).

As of December 31, 2014 and 2013, the carrying amount of the investment in Navios Europe was $4,936 and $4,750, respectively.
Summarized financial information of the affiliated companies is presented below:

		December	31,	2014			December	31,	2014
Balance Sheet	Navios Partners	Navios Acquisition		Acropolis	Navios Europe	Navios Partners	Navios Acquisition		Acropolis	Navios Europe
Current assets	$115,197	$89,528		$2,126	$13,764	$54,484	$120,801		$1,524	$8,224
Non-current assets	1,230,817	1,626,274		21	190,913	1,195,595	1,535,860		22	199,761
Current liabilities	32,275	73,147		450	16,257	15,606	65,400		370	14,792
Non-current liabilities	564,641	1,143,404		-	191,411	527,966	1,128,439		-	194,288

	Year	December	31, 2014		Year	December	31, 2013		Year	December	31, 2012
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe	Navios Partners	Navios Acquisition	Acropolis	Navios Europe
Revenue	$227,356	264,877	2,825	35,119	$198,159	202,397	2,230	1,152	$205,435	151,097	2,262	-
Net Income/ (loss)	74,853	11,371	1,298	(1,896)	59,006	(55,690	)775	(1,096)	95,898	(3,284	)1,237	-